Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Current income tax expense	$ (776,109)	$ 2,876,710	$ 1,784,278
Deferred taxation	(23,939)	848,541	822,200
Income Tax Expense (Benefit)	$ (802,627)	$ 3,729,238	$ 2,606,479